VANECK OIL REFINERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.6%
Australia : 2.9%
Ampol Ltd. † 171,847 $ 3,956,553
Underline
Austria : 4.7%
OMV AG 86,591 6,314,994
Underline
Finland : 5.3%
Neste Oyj † 220,173 7,132,487
Underline
Greece : 2.1%
Motor Oil Hellas Corinth
Refineries SA 64,075 2,812,817
Underline
Hungary : 4.1%
MOL Hungarian Oil & Gas
PLC 466,085 5,540,654
Underline
India : 7.5%
Reliance Industries Ltd.
(USD) 144A (GDR) 171,987 10,111,375
Underline
Japan : 12.7%
Cosmo Energy Holdings Co.
Ltd. † 122,100 3,445,814
ENEOS Holdings, Inc. 823,900 7,405,479
Idemitsu Kosan Co. Ltd. 641,740 6,285,043
17,136,336
Poland : 5.9%
ORLEN SA 221,467 7,990,578
Underline
Portugal : 4.4%
Galp Energia SGPS SA 250,380 5,984,546
Underline
Saudi Arabia : 1.7%
S-Oil Corp. (KRW) * 32,554 2,232,262
Underline
South Korea : 7.2%
HD Hyundai Co. Ltd. 30,158 5,057,796
SK Innovation Co. Ltd. 62,372 4,577,262
9,635,058
Number
of Shares Value
Taiwan : 2.2%
Formosa Petrochemical
Corp. 1,712,000 $ 2,945,016
Underline
Thailand : 1.4%
Thai Oil PCL (NVDR) 1,247,500 1,846,311
Underline
Turkey : 4.0%
Turkiye Petrol Rafinerileri AS 919,442 5,336,682
Underline
United States : 33.5%
Calumet, Inc. * 45,829 1,645,261
Delek US Holdings, Inc. 46,164 2,080,611
HF Sinclair Corp. 103,275 6,443,327
Marathon Petroleum Corp. 37,100 9,059,078
Par Pacific Holdings, Inc. * 33,851 2,120,427
PBF Energy, Inc. 61,754 2,940,726
Phillips 66 53,451 9,737,703
Valero Energy Corp. 44,809 11,071,408
45,098,541
Total Common Stocks
(Cost: $114,324,827) 134,074,210
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.1%
Money Market Fund: 0.1%
(Cost: $139,813)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.66%(a) 139,813 139,813
Total Investments: 99.7%
(Cost: $114,464,640) 134,214,023
Other assets less liabilities: 0.3% 371,157
NET ASSETS: 100.0% $ 134,585,180
Definitions:
GDR Global Depositary Receipt
KRW Korean Won
NVDR Non-Voting Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $326,134.
* Non-income producing
(a) The rate shown is the 7-day yield as of 03/31/26.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $10,111,375, or 7.5% of net assets.

VANECK OIL REFINERS ETF
SCHEDULE OF INVESTMENTS
{UnauditedText} (continued)
2
*   See Schedule of Investments for geographic sectors.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 134,074,210
Australia $ — $ 3,956,553 $ — $ 3,956,553
Austria — 6,314,994 — 6,314,994
Finland — 7,132,487 — 7,132,487
Greece 2,812,817 — — 2,812,817
Hungary — 5,540,654 — 5,540,654
India — 10,111,375 — 10,111,375
Japan — 17,136,336 — 17,136,336
Poland — 7,990,578 — 7,990,578
Portugal — 5,984,546 — 5,984,546
Saudi Arabia — 2,232,262 — 2,232,262
South Korea — 9,635,058 — 9,635,058
Taiwan — 2,945,016 — 2,945,016
Thailand — 1,846,311 — 1,846,311
Turkey — 5,336,682 — 5,336,682
United States 45,098,541 — — 45,098,541
Money Market Fund 139,813 — — 139,813
Total Investments $ 48,051,171 $ 86,162,852 $ — $ 134,214,023